Related party transactions (FY) (Details) $ in Thousands							1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Jul. 20, 2020 director shares	Jun. 24, 2020 director shares	Mar. 17, 2020 shares	Dec. 19, 2019 USD ($) shares	Nov. 04, 2019 shares	Sep. 30, 2020 shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) director shares	Dec. 31, 2019 USD ($)
Related Party Transactions [Abstract]
Subordinated convertible notes issued									$ 19,609		$ 16,370	$ 18,910	$ 16,370
Warrants issued (in shares) | shares	400,000	200,000	1,000,000	1,003,232	937,500	11,000	570,258	1,990,624	3,288,400		17,414,030	49,928,469
Member of Board of Directors
Related Party Transactions [Abstract]
Warrants issued (in shares) | shares		500,000	2,000,000
Number of members of board of directors to whom warrants were issued | director		3	3
Member of Board of Directors | Shareholder Guaranties
Related Party Transactions [Abstract]
Warrants issued (in shares) | shares												6,500,000
Number of members of board of directors to whom warrants were issued | director												3
Fair value of warrants issued												$ 4,200
Convertible Subordinated Debt | Member of Board of Directors
Related Party Transactions [Abstract]
Subordinated convertible notes issued								$ 800			$ 1,400	2,200	1,400
Interest expense (less than for 2019)												200	100
Convertible Subordinated Debt | Executive Officer
Related Party Transactions [Abstract]
Subordinated convertible notes issued											100		100
Interest expense (less than for 2019)									$ 100	$ 100
Convertible Subordinated Debt | Halo Acquisition | Executive Officer
Related Party Transactions [Abstract]
Subordinated convertible notes issued					$ 100
Management Services | Member of Board of Directors
Related Party Transactions [Abstract]
Services provided by an entity													200
Marketing Services | Member of Board of Directors
Related Party Transactions [Abstract]
Services provided by an entity													200
Outstanding balance											$ 100	$ 0	$ 100
Service contract termination clause												30 days